Borrowings - Credit Facilities (Details Narrative)						1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 06, 2025 USD ($)	Jun. 19, 2025 USD ($) Vessel capacity in DWT Capacity	Mar. 18, 2025 USD ($) Vessel capacity in DWT	Sep. 19, 2024 USD ($)	Dec. 21, 2022 USD ($)	May 31, 2026 USD ($)	Apr. 30, 2026	Jun. 30, 2026 USD ($) Vessel capacity in DWT	Dec. 31, 2025 USD ($) Capacity	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
Outstanding balance								$ 1,130,638,000	$ 1,124,761,000
Total Borrowings [Member]
Debt Instrument [Line Items]
Long-Term Debt								2,262,813,000
Credit facilities and financial liabilities, including current portion, net - Book Value								(2,262,813,000)
Nordea Bank ABP [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date	Oct. 06, 2025
Amount drawn down								27,000,000	41,000,000
Long-term debt, description	to refinance the existing indebtedness of four of its vessels (divided into four tranches).
Outstanding balance								$ 63,715,000
Debt instrument, basis spread on variable rate								150.00%
Line of credit facility, maximum borrowing capacity	$ 68,000,000
BNP Paribas [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date		Jun. 19, 2025
Outstanding balance								$ 10,600,000			$ 96,170,000
Line of credit facility, remains to be drawn		$ 227,070,000						$ 153,570,000			222,270,000
Vessel capacity in TEU | Vessel capacity in DWT		7,900
Vessel capacity in DWT | Capacity		115,000
BNP Paribas [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Outstanding balance											$ 62,500,000
Debt instrument, description of variable rate basis								Compounded SOFR
Debt instrument, basis spread on variable rate								175.00%
BNP Paribas [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Outstanding balance								$ 53,000,000
Debt instrument, description of variable rate basis								Compounded SOFR
Debt instrument, basis spread on variable rate								150.00%
KFW IPEX-BANK GMBH Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date			Mar. 18, 2025
Amount drawn down								$ 84,800,000	45,502,000
Long-term debt, description			to finance part of the acquisition cost of two newbuilding 7,900 TEU containerships
Outstanding balance								130,302,000
Line of credit facility, remains to be drawn			$ 151,502,000					$ 21,200,000
Credit facility is scheduled to mature			12 years
Debt instrument, description of variable rate basis								Compounded SOFR
Debt instrument, basis spread on variable rate								124.00%
Vessel capacity in TEU | Vessel capacity in DWT			7,900
NBG $130,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date				Sep. 19, 2024
Outstanding balance								$ 63,720,000
Credit facility is scheduled to mature								5 years
Prepayments of debt								$ 24,326,000	$ 15,365,000
Maturity date								five years after each drawdown date
Debt instrument, description of variable rate basis								Term Secured Overnight Financing Rate (“Term SOFR”) (with an option to switch to Compounded SOFR)
Line of credit facility, maximum borrowing capacity				$ 130,000,000
Vessel year built								2008	2010
Vessel type								containership	VLCC
Vessel capacity in TEU | Vessel capacity in DWT								4,730
Vessel capacity in DWT | Capacity									296,988
NBG $130,000 million Credit Facility [Member] | 2011-built VLCC Vessel [Member]
Debt Instrument [Line Items]
Vessel year built							2011
Vessel type							297,491	VLCC
NBG $130,000 million Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down										$ 81,218,000
Debt instrument, basis spread on variable rate								175.00%
NBG $130,000 million Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down									$ 45,000,000
Debt instrument, basis spread on variable rate								150.00%
Vessel year built									2025
Vessel type									Aframax/ LR2
Vessel capacity in DWT | Capacity									115,812
First-Citizens Bank & Trust Company [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date					Dec. 21, 2022
Description of scope, credit facility					to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes.
Line of credit facility, remains to be drawn					$ 44,200,000
Prepayments of debt						$ 24,700,000